DECONSOLIDATION OF TWO SUBSIDIARIES	12 Months Ended
Mar. 31, 2024
Deconsolidation Of Two Subsidiaries
DECONSOLIDATION OF TWO SUBSIDIARIES

NOTE 9 – DECONSOLIDATION OF TWO SUBSIDIARIES

On February 25, 2024, the Company transferred 100% equity of Farvision Digital Technology Group Inc., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $74,160 (C$100,000). The Company deconsolidated the subsidiary since then.

The Company recognized a loss of $84,018 from deconsolidation of a subsidiary for the year ended March 31, 2024.

The following table summarized the assets and liabilities of Farvision Digital as of the deconsolidation date:

Amounts
Cash	$–
Working capital (exclude cash), net	158,178
Carrying value of net assets	158,178
Fair value of the consideration received	74,160
Loss on deconsolidation of a subsidiary	$(84,018)

On February 5, 2024, the Company transferred 70% equity of Visionary Academy (Lowell Academy) from Farvision Career Education Group Inc. to the same individual at a nominal price.

The Company recognized a loss of $79,387 from deconsolidation of a subsidiary for the year ended March 31, 2024.

The following table summarized the assets and liabilities of Lowell Academy as of the deconsolidation date:

Amounts
Cash	$2,386
Working capital (exclude cash), net	81,773
Carrying value of net assets	84,032
Carrying value of net assets contributed to the Company (70%)	58,822
Carrying value of the noncontrolling interest	20,565
Carrying value of net assets divested by the Company	79,387
Fair value of the consideration	–
Loss on deconsolidation of a subsidiary	$(79,387)